UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945
                                                     ---------

                          CENTENNIAL MONEY MARKET TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------


ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                        5 | CENTENNIAL MONEY MARKET TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           BEGINNING         ENDING           EXPENSES
                           ACCOUNT           ACCOUNT          PAID DURING
                           VALUE             VALUE            6 MONTHS ENDED
                           (7/1/06)          (12/31/06)       DECEMBER 31, 2006
--------------------------------------------------------------------------------
Actual                     $1,000.00         $1,023.90        $ 3.42
--------------------------------------------------------------------------------
Hypothetical                1,000.00          1,021.83          3.41

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2006 is as follows:

EXPENSE RATIO
-------------
    0.67%

--------------------------------------------------------------------------------


                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--19.9%
--------------------------------------------------------------------------------
Abbey National
Treasury Services,
5.32%, 3/16/07                                $  161,000,000    $   161,000,000
--------------------------------------------------------------------------------
Bank of Montreal
Chicago:
5.295%, 1/12/07                                   79,000,000         79,000,000
5.30%, 2/2/07                                    200,000,000        200,000,000
--------------------------------------------------------------------------------
Bank of
Nova Scotia,
5.28%, 1/8/07                                     80,000,000         80,000,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
5.31%, 1/4/07                                    150,000,000        150,000,000
5.32%, 1/18/07                                   175,000,000        175,000,000
5.32%, 1/18/07                                   125,000,000        125,000,000
5.32%, 2/15/07                                    81,000,000         81,000,000
5.32%, 3/14/07                                   126,000,000        126,000,000
--------------------------------------------------------------------------------
BNP Paribas,
New York:
5.295%, 7/2/07 1                                 120,000,000        119,984,724
5.32%, 2/12/07                                   193,000,000        193,000,000
5.42%, 2/8/07                                     75,000,000         75,001,777
--------------------------------------------------------------------------------
Calyon, New York:
5.095%, 3/6/07                                    70,000,000         69,955,697
5.29%, 7/2/07 1                                  250,000,000        249,948,438
5.30%, 9/13/07 1                                  75,000,000         74,986,087
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY:
5.09%, 3/6/07                                    200,000,000        199,871,737
5.31%, 3/12/07                                   145,000,000        145,000,000
--------------------------------------------------------------------------------
Chase Bank USA,
N.A., 5.27%, 1/16/07                              50,000,000         50,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.32%, 2/8/07                                     62,000,000         62,000,000
5.32%, 2/16/07                                    36,600,000         36,600,000
5.325%, 3/28/07                                   18,000,000         18,000,000
5.33%, 3/27/07                                   106,500,000        106,500,000
--------------------------------------------------------------------------------
Deutsche Bank,
New York,
5.40%, 12/12/07                                  174,000,000        174,000,000
--------------------------------------------------------------------------------
HSBC Bank
USA NA,
5.315%, 2/9/07                                   200,000,000        199,998,931

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT Continued
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York:
5.29%, 1/19/07                                $  150,000,000    $   150,000,000
5.29%, 1/22/07                                   200,000,000        200,000,000
5.29%, 1/23/07                                    18,500,000         18,500,000
5.30%, 1/31/07                                    34,520,000         34,519,455
--------------------------------------------------------------------------------
M&I Marshall
& Ilsley Bank:
5.31%, 1/10/07                                    63,000,000         63,000,000
5.315%, 2/22/07                                   50,000,000         49,999,644
--------------------------------------------------------------------------------
Nordea Bank
Finland plc,
New York:
5.30%, 2/2/07                                    200,000,000        200,000,000
5.31%, 2/28/07                                   100,000,000        100,000,000
--------------------------------------------------------------------------------
Royal Bank of
Canada, New York:
5.30%, 1/31/07                                   215,000,000        215,000,000
5.30%, 2/5/07                                    174,000,000        174,000,000
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York:
5.31%, 7/5/07 1                                   50,000,000         49,994,709
5.315%, 5/17/07 1                                 50,000,000         49,996,769
--------------------------------------------------------------------------------
Svenska
Handelsbanken
NY, 5.32%, 3/19/07                               220,000,000        220,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
5.32%, 3/16/07                                    45,000,000         45,000,000
--------------------------------------------------------------------------------
UBS AG
Stamford CT,
5.30%, 1/3/07                                     41,000,000         41,000,000
--------------------------------------------------------------------------------
Washington
Mutual Bank FA:
5.30%, 1/16/07                                    72,000,000         72,000,000
5.30%, 1/17/07                                    50,000,000         50,000,000
5.32%, 2/15/07                                   262,500,000        262,500,000
5.33%, 3/19/07                                    50,000,000         50,000,000
                                                                ----------------
Total Certificates of Deposit
(Cost $4,997,357,968)                                             4,997,357,968


                        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--21.9%
--------------------------------------------------------------------------------
Bank of
America NA,
5.32%, 2/16/07                                $  125,800,000    $   125,800,000
--------------------------------------------------------------------------------
BNP Paribas
Finance, Inc.,
5.245%, 2/14/07                                  100,000,000         99,358,944
--------------------------------------------------------------------------------
Canadian Imperial
Holdings, Inc.,
5.255%, 1/24/07                                  100,000,000         99,664,264
--------------------------------------------------------------------------------
Danske Corp.:
5.25%, 1/8/07 2                                   12,000,000         11,987,750
5.25%, 1/30/07 2                                  30,600,000         30,470,588
--------------------------------------------------------------------------------
Dexia Delaware LLC:
5.24%, 2/5/07                                     30,000,000         29,847,167
5.24%, 3/13/07                                   139,000,000        137,563,512
--------------------------------------------------------------------------------
DnB NOR Bank ASA,
5.245%, 1/5/07                                    50,000,000         49,970,861
--------------------------------------------------------------------------------
Fortis Funding
LLC, 5.25%, 1/29/07 2                             83,000,000         82,661,083
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland:
5.24%, 2/28/07 2                                 196,000,000        194,345,324
5.24%, 3/1/07 2                                   50,000,000         49,570,611
5.25%, 1/31/07 2                                  20,000,000         19,912,500
5.26%, 2/14/07 2                                 200,000,000        198,714,222
--------------------------------------------------------------------------------
HBOS
Treasury Services:
5.205%, 2/12/07                                   50,000,000         49,696,375
5.24%, 1/4/07                                    147,029,000        146,964,797
5.24%, 1/5/07                                    100,000,000         99,941,778
5.24%, 1/8/07                                     50,000,000         49,949,056
5.24%, 1/16/07                                    24,000,000         23,947,600
5.25%, 2/14/07                                    30,000,000         29,807,500
5.25%, 2/15/07                                    61,600,000         61,195,750
5.25%, 3/16/07                                    50,000,000         49,460,417
5.255%, 1/26/07                                   81,500,000         81,202,582
5.255%, 3/20/07                                   69,300,000         68,510,962
5.26%, 3/15/07                                    23,010,000         22,764,573
--------------------------------------------------------------------------------
Marshall
& Ilsley Corp.:
5.25%, 1/31/07                                    25,000,000         24,890,625
5.30%, 2/14/07                                    35,600,000         35,369,391
--------------------------------------------------------------------------------
National Australia
Funding (Delaware),
Inc., 5.25%, 1/4/07 2                             50,000,000         49,978,125

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Nationwide
Building Society:
5.20%, 4/10/07 2                              $   50,000,000    $    49,285,000
5.21%, 4/13/07 2                                  80,000,000         78,819,067
5.22%, 3/12/07 2                                  73,000,000         72,259,050
5.23%, 2/12/07 2                                  82,500,000         81,996,613
5.24%, 1/11/07 2                                  33,539,000         33,490,182
5.245%, 3/6/07 2                                  43,000,000         42,599,049
5.25%, 3/15/07 2                                  40,000,000         39,574,167
5.494%, 7/20/07 1,3                               35,660,000         35,687,857
--------------------------------------------------------------------------------
Nordea North
America, Inc.:
5.255%, 1/11/07                                   50,000,000         49,927,014
5.265%, 1/3/07                                     4,600,000          4,598,655
--------------------------------------------------------------------------------
Rabobank USA
Financial Corp.,
5.235%, 1/10/07                                   50,000,000         49,934,563
--------------------------------------------------------------------------------
Santander Central
Hispano Finance
(Delaware), Inc.:
5.25%, 1/16/07                                   167,200,000        166,834,250
5.26%, 1/5/07                                     72,500,000         72,457,628
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB:
5.24%, 1/5/07 2                                  150,000,000        149,912,667
5.25%, 1/24/07 2                                 160,000,000        159,463,333
5.26%, 2/5/07 2                                   85,000,000         84,565,319
--------------------------------------------------------------------------------
Societe Generale
North America, Inc.:
5.16%, 4/5/07                                    100,000,000         98,652,667
5.19%, 3/6/07                                    193,000,000        191,219,253
5.25%, 3/14/07                                    74,075,000         73,297,213
5.25%, 4/2/07                                     31,585,000         31,165,841
5.27%, 2/1/07                                     73,800,000         73,465,092
--------------------------------------------------------------------------------
St. George Bank
Ltd., 5.25%, 1/10/07 2                            50,000,000         49,934,375
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.:
5.24%, 2/21/07 2                                  49,900,000         49,529,576
5.255%, 1/30/07 2                                100,000,000         99,576,681
5.26%, 1/11/07 2                                  75,500,000         75,389,686
--------------------------------------------------------------------------------
Swedbank AB:
5.245%, 2/22/07                                   98,000,000         97,257,541
5.25%, 2/21/07                                     6,000,000          5,955,375
5.26%, 2/7/07                                    118,800,000        118,157,754


                        8 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Swedbank
Mortgage AB:
5.25%, 1/26/07                                $   69,000,000    $    68,748,438
5.25%, 1/29/07                                   146,500,000        145,901,972
5.25%, 1/30/07                                    10,350,000         10,306,228
5.26%, 2/5/07                                     50,000,000         49,744,306
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.24%, 1/11/07                                    40,000,000         39,941,778
5.24%, 3/8/07                                     34,600,000         34,267,609
5.25%, 1/8/07                                     52,100,000         52,046,815
5.25%, 1/12/07                                    83,000,000         82,866,854
5.25%, 1/19/07                                   100,000,000         99,737,500
5.25%, 1/24/07                                   250,000,000        249,161,458
5.25%, 1/25/07                                   100,000,000         99,650,000
--------------------------------------------------------------------------------
Wachovia Corp.,
5.428%, 2/6/07                                    75,000,000         75,007,409
--------------------------------------------------------------------------------
Westpac
Banking Corp.:
5.25%, 1/22/07 2                                  70,000,000         69,785,625
5.25%, 1/24/07 2                                  98,000,000         97,671,292
5.25%, 2/7/07 2                                   93,000,000         92,498,188
5.25%, 4/2/07 2                                  170,000,000        167,743,958
5.26%, 2/20/07 2                                  30,000,000         29,780,833
                                                                ----------------
Total Direct Bank
Obligations
(Cost $5,523,412,088)                                             5,523,412,088
--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.9%
--------------------------------------------------------------------------------
Fortis Bank SA/NV,
guaranteeing
commercial paper
of ICICI Bank Ltd.,
5.27%, 2/9/07                                    157,000,000        156,103,401
--------------------------------------------------------------------------------
Suntrust Bank,
guaranteeing
commercial paper
of NATC California
LLC, 5.27%, 1/12/07                               70,000,000         69,887,281
                                                                ----------------
Total Letters of Credit
(Cost $225,990,682)                                                 225,990,682

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--57.0%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.7%
Amsterdam
Funding Corp.:
5.26%, 2/9/07 2                               $   64,000,000    $    63,635,307
5.27%, 1/10/07 2                                  80,000,000         79,894,600
--------------------------------------------------------------------------------
Aquinas Funding LLC:
5.27%, 1/25/07 2                                  84,955,000         84,656,525
5.28%, 2/23/07 2                                  58,000,000         57,549,147
--------------------------------------------------------------------------------
Barton Capital Corp.:
5.26%, 1/19/07 2                                  67,600,000         67,422,212
5.27%, 1/8/07 2                                  155,000,000        154,841,168
5.27%, 1/10/07 2                                 100,000,000         99,868,250
5.27%, 1/11/07 2                                 158,000,000        157,768,706
--------------------------------------------------------------------------------
Cancara Asset
Securitization LLC:
5.28%, 1/8/07 2                                   98,830,000         98,728,535
5.28%, 3/20/07 2                                 131,220,000        129,718,843
--------------------------------------------------------------------------------
Capital Auto
Receivables Asset
Trust 2006-SN1A,
5.32%, 9/20/07 1                                  60,685,592         60,685,592
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.24%, 4/12/07                                    75,000,000         73,897,417
5.27%, 1/5/07                                    138,000,000        137,919,193
5.28%, 1/12/07                                    23,400,000         23,362,248
5.28%, 2/20/07                                   128,500,000        127,557,667
5.28%, 2/27/07                                    50,000,000         49,582,000
--------------------------------------------------------------------------------
Concord
Minutemen Capital
Co. LLC:
5.26%, 2/23/07 2                                  98,454,000         97,691,583
5.29%, 1/11/07 2                                  90,183,000         90,050,593
--------------------------------------------------------------------------------
Crown Point
Capital Co.:
5.27%, 1/18/07 2                                 100,000,000         99,751,139
5.28%, 1/5/07 2                                   50,469,000         50,439,392
--------------------------------------------------------------------------------
Fairway Finance
Corp., 5.27%, 1/17/07 2                           46,730,000         46,620,548
--------------------------------------------------------------------------------
FCAR Owner Trust I:
5.185%, 4/16/07                                   35,000,000         34,470,698
5.26%, 2/23/07                                    75,000,000         74,418,546
5.27%, 1/18/07                                   100,000,000         99,751,139
5.27%, 1/19/07                                    39,000,000         38,897,235
5.27%, 3/23/07                                    58,100,000         57,411,079


                        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
FCAR Owner Trust II:
5.275%, 3/23/07                               $   50,000,000    $    49,406,563
5.28%, 1/19/07                                    50,000,000         49,868,000
--------------------------------------------------------------------------------
Gemini
Securitization Corp.:
5.27%, 1/4/07 2                                   58,629,000         58,603,252
5.27%, 1/9/07 2                                   33,843,000         33,803,366
5.27%, 2/5/07 2                                   25,000,000         24,871,910
5.27%, 2/12/07 2                                  25,356,000         25,200,103
5.28%, 1/8/07 2                                   38,000,000         37,960,987
5.32%, 1/29/07 2                                  39,785,000         39,620,379
--------------------------------------------------------------------------------
Gotham
Funding Corp.:
5.30%, 1/3/07 2                                   50,000,000         49,985,278
5.30%, 1/12/07 2                                  73,520,000         73,400,938
5.31%, 1/5/07 2                                   50,000,000         49,970,500
5.31%, 2/2/07 2                                   71,200,000         70,863,936
5.33%, 1/26/07 2                                  22,547,000         22,463,545
5.33%, 2/1/07 2                                   50,000,000         49,770,514
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.25%, 1/8/07 2                                  100,000,000         99,897,917
5.26%, 1/16/07 2                                  75,000,000         74,835,625
5.26%, 1/29/07 2                                  32,300,000         32,167,857
5.26%, 2/5/07 2                                   50,000,000         49,744,306
5.26%, 2/12/07 2                                  19,700,000         19,579,108
5.26%, 2/26/07 2                                  28,000,000         27,770,898
5.27%, 3/14/07 2                                  22,600,000         22,361,796
--------------------------------------------------------------------------------
Grampian
Funding LLC:
5.27%, 3/22/07 2                                 398,000,000        393,338,978
5.31%, 1/18/07 2                                  47,000,000         46,882,148
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.23%, 4/16/07                                   140,000,000        137,864,417
5.265%, 1/26/07                                  115,000,000        114,579,531
5.27%, 1/5/07                                     70,605,000         70,563,657
5.27%, 1/8/07                                     75,432,000         75,354,703
5.28%, 1/9/07                                     35,000,000         34,958,933
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
5.19%, 4/5/07 2                                   62,742,000         61,891,741
5.265%, 2/21/07 2                                 34,650,000         34,391,554
5.27%, 1/4/07 2                                   47,000,000         46,979,359
5.27%, 1/18/07 2                                 150,000,000        149,626,708
5.27%, 1/19/07 2                                 183,000,000        182,517,795
--------------------------------------------------------------------------------
Mont Blanc Capital
Corp., 5.27%, 1/23/07 2                           50,000,000         49,838,972

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
New Center
Asset Trust:
5.25%, 1/29/07                                $   62,981,000    $    62,723,828
5.26%, 2/21/07                                   125,000,000        124,068,542
5.27%, 1/31/07                                   179,100,000        178,314,037
5.29%, 1/9/07                                     66,100,000         66,022,296
--------------------------------------------------------------------------------
Old Line Funding
Corp., 5.28%, 1/4/07 2                            45,757,000         45,736,867
--------------------------------------------------------------------------------
Ormond Quay
Funding LLC,
5.30%, 1/4/07 2                                   68,000,000         67,969,967
--------------------------------------------------------------------------------
Perry Global
Funding LLC,
Series A:
5.25%, 3/12/07 2                                  84,978,000         84,110,516
5.27%, 1/22/07 2                                  50,000,000         49,846,292
5.28%, 1/18/07 2                                  20,000,000         19,950,133
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC, 5.29%,
1/4/07 2                                          25,000,000         24,988,979
--------------------------------------------------------------------------------
Sheffield
Receivables Corp.,
5.265%, 1/4/07 2                                  47,575,000         47,554,126
--------------------------------------------------------------------------------
Solitaire
Funding LLC:
5.26%, 2/23/07 2                                 178,500,000        177,117,716
5.27%, 2/27/07 2                                  80,000,000         79,332,467
5.29%, 1/10/07 2                                 150,000,000        149,801,625
--------------------------------------------------------------------------------
Victory
Receivables Corp.:
5.28%, 1/10/07 2                                  46,700,000         46,638,356
5.28%, 1/22/07 2                                  32,077,000         31,978,203
5.30%, 1/9/07 2                                   13,325,000         13,309,306
5.33%, 1/23/07 2                                  82,276,000         82,008,009
5.33%, 2/1/07 2                                  100,000,000         99,541,028
--------------------------------------------------------------------------------
Windmill Funding
Corp., 5.245%,
3/2/07 2                                          59,500,000         58,979,871
--------------------------------------------------------------------------------
Yorktown
Capital LLC:
5.29%, 1/19/07 2                                  68,763,000         68,581,122
5.29%, 2/22/07 2                                  55,000,000         54,579,739
5.29%, 3/2/07 2                                   59,233,000         58,710,762
                                                                 ---------------
                                                                  6,209,388,423


                       10 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES--0.0%
Better Brands of
South Georgia LLP,
Series 2003, 5.35%,
1/4/07 1                                      $   11,350,000    $    11,350,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.2%
Banc of America
Securities LLC,
5.32%, 1/2/07 1                                  180,000,000        180,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc., 5.25%, 2/16/07                             120,000,000        119,195,000
--------------------------------------------------------------------------------
Citigroup Funding,
Inc., 5.25%, 2/12/07                              49,000,000         48,699,875
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
5.38%, 1/29/07 1,4                               200,000,000        200,000,000
5.40%, 4/6/07 1,4                                180,000,000        180,000,000
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 5.50%, 1/2/07 1                             43,000,000         43,000,000
--------------------------------------------------------------------------------
Merrill Lynch &
Co., Inc., Series C:
5.48%, 8/27/07 1                                  70,000,000         70,059,674
5.499%, 10/19/07 1                                50,000,000         50,059,933
--------------------------------------------------------------------------------
Morgan Stanley:
5.25%, 1/12/07                                    50,000,000         49,919,792
5.25%, 3/23/07                                   111,000,000        109,688,813
                                                                ----------------
                                                                  1,050,623,087
--------------------------------------------------------------------------------
CHEMICALS--1.4%
BASF AG:
5.25%, 2/14/07 2                                  35,300,000         35,073,492
5.255%, 1/25/07 2                                179,500,000        178,871,152
5.255%, 2/5/07 2                                 150,000,000        149,233,646
                                                                ----------------
                                                                    363,178,290
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
Bank of
America Corp.:
5.25%, 2/15/07                                    50,000,000         49,671,875
5.25%, 3/15/07                                   339,500,000        335,885,492
5.25%, 3/16/07                                   192,500,000        190,422,604
--------------------------------------------------------------------------------
Deutsche Bank
Financial LLC,
5.25%, 1/10/07                                    50,000,000         49,934,375
--------------------------------------------------------------------------------
HSBC Bank USA
NA, 5.435%, 9/21/07 1                             50,000,000         50,035,127

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
HSBC USA, Inc.:
5.24%, 2/9/07                                 $   67,000,000    $    66,619,663
5.25%, 4/3/07                                     33,000,000         32,557,250
                                                                ----------------
                                                                    775,126,386
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.9%
Caterpillar Financial
Services Corp.,
Series F, 5.386%,
2/12/07                                           27,810,000         27,812,076
--------------------------------------------------------------------------------
Countrywide
Financial Corp.:
5.30%, 1/4/07                                     49,000,000         48,978,358
5.30%, 1/22/07                                    50,000,000         49,845,417
5.30%, 1/25/07                                    50,000,000         49,823,333
5.35%, 1/3/07                                     37,800,000         37,788,660
--------------------------------------------------------------------------------
Private Export
Funding Corp.,
5.24%, 1/2/07 2                                   25,000,000         24,996,361
                                                                ----------------
                                                                    239,244,205
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express
Credit Corp., 5.23%,
1/10/07                                           50,000,000         49,934,625
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
General Electric
Capital Services,
5.25%, 1/25/07                                   208,000,000        207,272,000
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc.,
5.525%, 2/15/07 1                                170,000,000        170,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.24%, 3/9/07                                    129,000,000        127,741,963
5.25%, 1/26/07                                   198,000,000        197,278,125
5.25%, 4/4/07                                    150,000,000        147,965,625
5.525%, 2/9/07                                    27,635,000         27,640,946
--------------------------------------------------------------------------------
Prudential Funding
LLC, 5.26%, 1/31/07                              200,000,000        199,123,333
                                                                ----------------
                                                                  1,077,021,992


                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.
Revenue Bonds,
Signal International
LLC Project,
Series 2004A,
5.35%, 1/2/07 1                               $   14,000,000    $    14,000,000
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Nestle Capital
Corp., 5.21%, 1/11/07 2                           50,000,000         49,927,639
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-Southlake
Partners LP,
Series 2003,
5.35%, 1/4/07 1                                    8,675,000          8,675,000
--------------------------------------------------------------------------------
INSURANCE--3.1%
ING America
Insurance
Holdings, Inc.:
5.245%, 1/10/07                                   25,000,000         24,967,219
5.25%, 1/11/07                                    49,250,000         49,178,177
5.25%, 1/22/07                                    38,900,000         38,780,869
5.25%, 1/26/07                                    95,000,000         94,653,646
5.25%, 1/30/07                                    50,000,000         49,788,542
5.25%, 2/26/07                                    20,900,000         20,729,317
5.25%, 2/28/07                                    40,000,000         39,661,667
5.25%, 3/19/07                                   100,000,000         98,877,083
5.255%, 1/9/07                                    46,306,000         46,251,925
--------------------------------------------------------------------------------
Jackson National
Life Global Funding,
Series 2004-6,
5.42%, 1/16/07 1,4                                50,000,000         50,000,000
--------------------------------------------------------------------------------
MetLife Funding,
Inc., 5.25%, 1/16/07                              25,457,000         25,401,313
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
5.44%, 1/16/07 1,4                                69,400,000         69,400,000
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
5.379%, 2/1/07 1                                 165,000,000        165,000,000
                                                                ----------------
                                                                    772,689,758
--------------------------------------------------------------------------------
LEASING & FACTORING--2.5%
American Honda
Finance Corp.:
5.323%, 12/6/07 1,3                              140,000,000        140,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
LEASING & FACTORING Continued
American Honda
Finance Corp.: Continued
5.326%, 6/25/07 1,3                           $   75,000,000    $    74,995,169
5.336%, 9/26/07 1,3                               65,000,000         65,000,000
5.345%, 11/9/07 1,3                               50,000,000         50,000,000
5.346%, 10/30/07 1,3                              30,000,000         30,000,000
5.484%, 10/22/07 1,3                              20,000,000         20,021,955
--------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
5.245%, 2/8/07                                   100,000,000         99,446,361
5.245%, 2/9/07                                    50,000,000         49,715,896
5.25%, 2/5/07                                     97,000,000         96,504,896
                                                                ----------------
                                                                    625,684,277
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Prattville, AL
Cooperative District
Ltd. Economic
Development
Revenue Bonds,
Bass Pro Project,
Series 2006,
5.35%, 1/4/07 1                                   23,370,000         23,370,000
--------------------------------------------------------------------------------
MUNICIPAL--0.1%
Intrepid Museum
Foundation Revenue
Bonds, 5.37%, 1/2/07 1                             7,080,000          7,080,000
--------------------------------------------------------------------------------
Private Colleges
and Universities
Authority Revenue
Bonds, Mercer
University Project,
5.43%, 1/2/07 1                                    8,185,000          8,185,000
                                                                ----------------
                                                                     15,265,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.2%
Procter & Gamble
Co. International
Funding:
5.25%, 1/4/07 2                                   25,000,000         24,989,063
5.25%, 1/11/07 2                                  72,432,000         72,326,169
5.26%, 1/12/07 2                                 170,000,000        169,727,078
5.265%, 1/16/07 2                                158,500,000        158,152,551
5.28%, 2/9/07 2                                   41,200,000         40,964,336


                       12 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Reckitt
Benckiser plc:
5.27%, 2/1/07 2                               $   48,000,000    $    47,782,173
5.27%, 2/7/07 2                                   64,925,000         64,573,341
5.27%, 2/9/07 2                                   24,000,000         23,862,980
5.27%, 2/14/07                                    50,000,000         49,677,944
5.27%, 2/23/07 2                                  40,000,000         39,689,656
5.27%, 2/26/07 2                                  25,500,000         25,290,957
5.27%, 3/19/07 2                                  40,000,000         39,549,122
5.29%, 1/26/07 2                                  40,000,000         39,853,056
                                                                ----------------
                                                                    796,438,426
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Alcon Capital Corp.,
5.21%, 1/11/07 2                                  45,000,000         44,934,875
--------------------------------------------------------------------------------
Pfizer Investment
Capital plc,
5.24%, 1/5/07 2                                   50,000,000         49,970,889
--------------------------------------------------------------------------------
Sanofi-Aventis,
5.24%, 1/12/07 2                                  41,500,000         41,433,554
                                                                ----------------
                                                                    136,339,318
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.4%
Blue Spice LLC,
5.30%, 1/2/07 2                                  329,000,000        328,951,591
--------------------------------------------------------------------------------
Cooperative Assn.
of Tractor Dealers,
Inc., Series B,
5.27%, 3/5/07                                     11,000,000         10,898,553
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.19%, 4/10/07                                    50,000,000         49,286,375
5.21%, 4/17/07                                    65,000,000         64,002,864
5.26%, 2/13/07                                    67,000,000         66,579,054
5.375%, 10/26/07 1,3                              50,000,000         50,006,123
--------------------------------------------------------------------------------
LINKS Finance LLC:
5.26%, 2/20/07                                    46,000,000         45,663,944
5.32%, 12/20/07 1,3                               89,000,000         88,983,109
5.326%, 9/25/07 1,3                              100,000,000         99,989,027
5.329%, 12/3/07 1                                 85,000,000         84,984,436
--------------------------------------------------------------------------------
Parkland (USA) LLC:
5.326%, 12/12/07 1,3                              40,000,000         39,992,438
5.33%, 2/15/07 1,3                                50,000,000         49,999,396
--------------------------------------------------------------------------------
Premier Asset
Collateralized
Entity LLC:
5.33%, 4/23/07 1,3                                75,000,000         74,997,766
5.33%, 9/17/07 1,3                               100,000,000        100,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Premier Asset
Collateralized
Entity LLC 1:
5.26%, 2/20/07 3                              $    44,400,00    $    44,075,633
5.29%, 3/22/07                                    35,000,000         34,588,556
5.33%, 1/25/07                                    43,100,000         42,947,766
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
5.37%, 1/22/07 1                                156,500,000         156,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.25%, 2/20/07                                    20,000,000         19,854,167
5.26%, 1/17/07                                    30,000,000         29,929,867
5.26%, 1/22/07                                   200,000,000        199,386,333
5.26%, 1/29/07                                    42,000,000         41,828,160
--------------------------------------------------------------------------------
Ticonderoga
Funding LLC,
5.30%, 1/24/07                                    90,870,000         90,562,304
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC:
5.36%, 6/15/07 1                                  50,000,000         50,000,000
5.363%, 3/28/07 1,3                              100,000,000        100,000,000
--------------------------------------------------------------------------------
Wachovia Asset
Securitization, Inc.,
Series 2004-HM1A,
5.34%, 1/25/07 1                                  26,355,487         26,355,277
--------------------------------------------------------------------------------
ZAIS Leveraged
Loan Fund, Series
2006-1A 1, 5.43%,
3/1/07 1,3                                       125,000,000        125,000,000
                                                                ----------------
                                                                  2,115,362,739
                                                                ----------------

Total Short-Term
Notes
(Cost $14,333,619,165)                                           14,333,619,165
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.1%
--------------------------------------------------------------------------------
Federal Home
Loan Mortgage
Corp., 5.35%,
12/19/07
(Cost $25,000,000)                                25,000,000         25,000,000


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $25,105,379,903)                                  99.8%   $25,105,379,903
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                       0.2         48,359,986
                                              ----------------------------------
NET ASSETS                                             100.0%   $25,153,739,889
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $8,279,379,647, or 32.92% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,188,748,473 or 4.73% of the Trust's net assets as of December 31, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $499,400,000, which represents 1.99% of the Trust's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $25,105,379,903)--see
accompanying statement of investments                         $  25,105,379,903
--------------------------------------------------------------------------------
Cash                                                                    149,910
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                             50,441,470
Shares of beneficial interest sold                                   34,789,612
Investments sold                                                         36,405
Other                                                                   930,341
                                                              ------------------
Total assets                                                     25,191,727,641

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                            30,852,281
Transfer and shareholder servicing agent fees                         2,581,338
Distribution and service plan fees                                    2,047,720
Shareholder communications                                            1,398,892
Shares of beneficial interest redeemed                                  843,442
Trustees' compensation                                                   82,094
Other                                                                   181,985
                                                              ------------------
Total liabilities                                                    37,987,752

--------------------------------------------------------------------------------
NET ASSETS                                                    $  25,153,739,889
                                                              ==================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                               $  25,153,742,004
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                             (2,115)
                                                              ------------------
NET ASSETS--applicable to 25,154,201,975 shares
of beneficial interest outstanding                            $  25,153,739,889
                                                              ==================

--------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND
OFFERING PRICE PER SHARE                                      $            1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                     $      651,143,608

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      40,173,029
--------------------------------------------------------------------------------
Service plan fees                                                    24,160,784
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                        14,546,697
--------------------------------------------------------------------------------
Shareholder communications                                              587,753
--------------------------------------------------------------------------------
Trustees' compensation                                                   51,852
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 623
--------------------------------------------------------------------------------
Other                                                                 1,284,773
                                                             -------------------
Total expenses                                                       80,806,261
Less reduction to custodian expenses                                       (623)
                                                             -------------------
Net expenses                                                         80,805,638

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               570,337,970

--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                         (2,115)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $      570,335,855
                                                             ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS                YEAR
                                                                   ENDED               ENDED
                                                       DECEMBER 31, 2006            JUNE 30,
                                                             (UNAUDITED)                2006
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                  $     570,337,970   $     780,290,558
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                          (2,115)             75,893
                                                       --------------------------------------
Net increase in net assets resulting from operations         570,335,855         780,366,451

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income                        (570,337,970)       (780,304,698)
---------------------------------------------------------------------------------------------
Distributions from realized gain                                 (75,893)                 --

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions                                      2,729,795,587       2,117,221,353

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                             2,729,717,579       2,117,283,106
---------------------------------------------------------------------------------------------
Beginning of period                                       22,424,022,310      20,306,739,204
                                                       --------------------------------------
End of period                                          $  25,153,739,889   $  22,424,022,310
                                                       ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                               YEAR
                                                        ENDED                                                              ENDED
                                            DECEMBER 31, 2006                                                           JUNE 30,
                                                  (UNAUDITED)            2006        2005         2004        2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.00        $   1.00    $   1.00    $    1.00    $   1.00     $    1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net
realized gain                                             .03 1           .04 1       .02 1        .01         .01           .02
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                     (.03)           (.04)       (.02)        (.01)       (.01)         (.02)
Distributions from net realized gain                       -- 2            --          --           --          -- 2          -- 2
                                                    --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)           (.04)       (.02)        (.01)       (.01)         (.02)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $    1.00        $   1.00    $   1.00    $    1.00    $   1.00    $     1.00
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           2.39%           3.70%       1.59%        0.61%       1.20%         1.99%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $  25,154        $ 22,424    $ 20,307    $  21,191    $ 23,019    $   21,736
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                    $  23,977        $ 21,527    $ 20,966    $  22,509    $ 22,783    $   22,947
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.72%           3.62%       1.57%        0.61%       1.19%         1.97%
Total expenses                                           0.67%           0.67%       0.68%        0.67%       0.66%         0.69%
Expenses after payments and waivers
and reduction to custodian expenses                      0.67%           0.67%       0.68%        0.51%       0.40%         0.66%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                       19 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED DECEMBER 31, 2006               YEAR ENDED JUNE 30, 2006
                                       SHARES             AMOUNT              SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------
Sold                           34,295,713,363   $ 34,295,713,363      66,530,186,460   $ 66,530,186,460
Dividends and/or
distributions reinvested          160,899,490        160,899,490         175,850,368        175,802,322
Redeemed                      (31,726,817,266)   (31,726,817,266)    (64,588,767,429)   (64,588,767,429)
                              --------------------------------------------------------------------------
Net increase                    2,729,795,587   $  2,729,795,587       2,117,269,399   $  2,117,221,353
                              ==========================================================================


                       20 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ----------------------------------------
                 Up to $250 million                0.500%
                 Next $250 million                 0.475
                 Next $250 million                 0.450
                 Next $250 million                 0.425
                 Next $250 million                 0.400
                 Next $250 million                 0.375
                 Next $500 million                 0.350
                 Over $2 billion                   0.325

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2006, the Trust paid $14,168,096 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                       21 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in OFI's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, OFI has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. OFI will continue to monitor the Trust's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, OFI does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       22 | CENTENNIAL MONEY MARKET TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       23 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Trust and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Trust with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.


                       24 | CENTENNIAL MONEY MARKET TRUST

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has had over twenty-five years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Barry D. Weiss and Carol E. Wolf and the Manager's Money Market investment team and analysts. Ms. Wolf has been the portfolio manager of the Trust since October 1990 and Mr. Weiss has been the portfolio manager of the Trust since July 2001. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE TRUST. During the year, the Manager provided information on the investment performance of the Trust and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Trust's three-year, five-year and ten-year performance was better than its peer group median while its one-year performance equaled its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also evaluated the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Trust's contractual and actual management fees are higher than its peer group median.


                       25 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Trust, whether those economies of scale benefit the Trust's shareholders and the current level of Trust assets in relation to the Trust's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Trust grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                       26 | CENTENNIAL MONEY MARKET TRUST



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007